INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Net (Excluding Goodwill) [Table Text Block]
	December 31,	December 31,
	2014	2013
	US$	US$
Software Copyright	3,964,412	2,813,123
Patent and others	3,006,877	33,086
	6,971,289	2,846,209

Less: Accumulated and amortization	(378,014)	(229,860)
Impairment loss	(395,333)	-
Intangible assets, net	6,197,942	2,616,349

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Annual future amortization expense at December 31 as follows:
US$
2015	478,999
2016	478,999
2017	475,860
2018	473,618
2019	473,618
2020 and thereafter	3,816,848
6,197,942